Subsequent Events (Details) - Subsequent Event [Member]	Mar. 17, 2025
Maximum [Member]
Subsequent Events [Line Items]
Effected a reverse stock split at a ratio	15-to-1
Minimum [Member]
Subsequent Events [Line Items]
Effected a reverse stock split at a ratio	15-to-1